Michelle Y. Mesack

D 202.778.9405
F 202.778.9100
michelle.mesack@klgates.com

October 13, 2009

VIA EDGAR

Ms. Valerie Lithotomos Division of Investment Management Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:      Legg Mason Global Asset Management Trust (File No. 811-22338)

- Legg Mason International Opportunities Bond Fund (Class A, Class C, Class FI, Class I and Class IS)
- Legg Mason Manager Select Large Cap Growth Fund (Class I)
- Legg Mason Manager Select Large Cap Value Fund (Class I)

Initial Registration Statement on Form N-1A

Dear Ms. Lithotomos,

Transmitted herewith for filing on behalf of Legg Mason Global Asset Management Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, is the Registrant’s initial Registration Statement on Form N-1A (“Registration Statement”) on behalf of its series named above (“Funds”). The Registration Statement includes the prospectuses (“Prospectuses”) and the statements of additional information (“SAIs”) relating to the Registrant's issuance of shares of the above-named classes of the Funds. This transmission includes a conformed signature page for the Registrant and a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The Registrant’s Notification of Registration on Form N-8A was filed Wednesday, October 13, 2009 (Accession No. 0000898432-09-001247).

The Registrant desires to commence the public offering of its shares as soon as possible and expects to begin operations on or about December 1, 2009. The Registrant anticipates filing a pre-effective amendment to its Registration Statement on or before that date that reflects SEC Staff comment, exhibits not yet filed and other nonmaterial revisions as necessary.

We note that disclosure contained in the sections of the Prospectuses entitled “Shareholder eligibility”, “How to invest”, “How to redeem your shares”, “Account policies”, “Services for investors”, “Distributions and taxes” and “Portfolio holdings disclosure policy” (“Investment Disclosure”), and disclosure contained in the sections of the SAIs entitled “Additional Purchase and Redemption Information”, “Valuation of Fund Shares”, “Portfolio Transactions and Brokerage”, “The Trust’s Custodian And Transfer And Dividend-Disbursing Agent” and “The Trust’s Legal Counsel” (“SAI Disclosure”) is substantially similar to parallel disclosure in the prospectus and statement of additional information of Legg Mason Global Opportunities Bond Fund, except that Legg Mason Manager Select Large Cap Growth Fund and Legg Mason Manager Select Large Cap Value Fund only offer Class I. Please note that Financial Intermediary Class, Institutional Class and Institutional Select Class of Legg Mason Global Opportunities Bond Fund are equivalent to Class FI, Class I and Class IS, respectively, of the Funds.

In addition, we note that the investment policies and strategies of Legg Mason International Opportunities Bond Fund are substantially similar to those of Legg Mason Global Opportunities Bond Fund, except that Legg Mason International Opportunities Bond Fund will not invest in securities of domestic issuers.

The Investment Disclosure, SAI Disclosure and disclosure regarding the investment policies and strategies of Legg Mason Global Opportunities Bond Fund are contained in Legg Mason Charles Street Trust, Inc.’s currently effective registration statement reviewed by the staff in the following filing pursuant to Rule 485(a):

Post-Effective Amendment No. 24 to Legg Mason Charles Street Trust, Inc.’s (333-44423; 811-8611) registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Financial Intermediary Class, Institutional Class and Institutional Select Class of Legg Mason Global Opportunities Bond Fund (Accession No. 0001104659-09-040270) (June 26, 2009).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Registration Statement. The Registrant respectfully requests that the Staff furnish the Registrant with any comments it may have as soon as reasonably practicable and no later than November 6th. This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Please contact me at (202) 778-9405, Ndenisarya Bregasi at (202) 778-9021 or Arthur Delibert at (202) 778-9042 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Michelle Y. Mesack

Michelle Y. Mesack